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                          UNITED STATES

                 SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2008



Check here if Amendment [ ]; Amendment Number:

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This Amendment (Check only one): [   ] is a restatement.

                                 [   ] adds new holdings entries.

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Institutional Investment Manager Filing this report:



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Name:    MFC Global Investment Management (U.S), LLC

Address: 101 Huntington Avenue

         Boston, MA 02199

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13F File Number: 28-03673



The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



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Person signing this report on behalf of reporting manager:

Name:     Barry Evans

Title:    President

Phone:    (617)375-1500

Signature, Place, and Date of Signing:

/s/ Barry Evans                        Boston, MA                   November 12, 2008

Signature                                  Place                    Date



Report Type (Check only One):          [ X ] 13F HOLDINGS REPORT

                                       [   ] 13F NOTICE

                                       [   ] 13F COMBINATION REPORT



List of other managers reporting for this manager: None

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



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                               FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:      2

Form 13F information table entry total: 774

Form 13F information table value total: $9,456,725,610



List of other included managers:



No. Form 13F File Number                     Name

1   28-11519                                 Manulife Financial Corporation

2   28-03983                                 John Hancock Life Insurance Company

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